Accounting principles, rules and methods - Going concern (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 EUR (€) tranche	Dec. 31, 2022 EUR (€) item tranche	Dec. 31, 2021 EUR (€) item	Dec. 31, 2020 EUR (€)	Jun. 30, 2022 EUR (€)	Apr. 30, 2022 EUR (€)	Aug. 28, 2020 EUR (€)	Jun. 19, 2020 EUR (€)	Apr. 29, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Accounting principles, rules and methods
Net loss for the year		€ (24,216)	€ (31,164)	€ (25,517)
Cash and cash equivalents		€ 11,053	€ 23,926	€ 5,847						€ 6,337
Number of tranches for issue of notes	8	160	400
Nominal value of each tranche	€ 4,000	€ 10,000	€ 15,000
Tranche 1
Accounting principles, rules and methods
Nominal value of each tranche									€ 3,000
Tranche 2
Accounting principles, rules and methods
Nominal value of each tranche								€ 3,000
Tranche 3
Accounting principles, rules and methods
Nominal value of each tranche							€ 3,000
2021 Atlas contract
Accounting principles, rules and methods
Additional financing amount		€ 22,000
Number of tranches for issue of notes | tranche		8
Nominal value of each tranche		€ 4,000
2021 Atlas contract | Tranche 1
Accounting principles, rules and methods
Amount of tranche issued						€ 4,000
2021 Atlas contract | Tranche 2
Accounting principles, rules and methods
Amount of tranche issued					€ 4,000
2021 Atlas contract | Tranche 3
Accounting principles, rules and methods
Amount of tranche issued		€ 2,000